Exhibit 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2014-3

Collection Period	08/01/14-08/31/14
Determination Date	9/9/2014
Distribution Date	9/15/2014

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$1,000,000,011.82
2.	Collections allocable to Principal				$27,543,435.00
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$0.00

5.	Pool Balance on the close of the last day of the related Collection Period				$972,456,576.82
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				59,415
7.	Initial Pool Balance				$1,000,000,011.82

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$172,000,000.00		$140,133,620.48
	b.	Class A-2 Note Balance	$330,000,000.00		$330,000,000.00
	c.	Class A-3 Note Balance	$330,000,000.00		$330,000,000.00
	d.	Class A-4 Note Balance	$111,500,000.00		$111,500,000.00
	e.	Class B Note Balance	$12,000,000.00		$12,000,000.00
	f.	Class C Note Balance	$22,500,000.00		$22,500,000.00
	g.	Class D Note Balance	$22,000,000.00		$22,000,000.00

	h.	Note Balance (sum a - g)	$1,000,000,000.00		$968,133,620.48

9.	Pool Factors

	a.	Class A-1 Note Pool Factor	1.0000000		0.8147304
	b.	Class A-2 Note Pool Factor	1.0000000		1.0000000
	c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	1.0000000		0.9681336

10.	Overcollateralization Target Amount				$5,834,739.46

11.	Current overcollateralization amount (Pool Balance - Note Balance)				$4,322,956.34

12.	Weighted Average Coupon			%	7.04%
13.	Weighted Average Original Term			months	65.50
14.	Weighted Average Remaining Term			months	60.32

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$5,980,665.19
	b.	Liquidation Proceeds allocable to Finance Charge			$0.00
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$5,980,665.19

16.	Principal:
	a.	Collections allocable to Principal			$27,543,435.00
	b.	Liquidation Proceeds allocable to Principal			$0.00
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$27,543,435.00

17.	Total Finance Charge and Principal Collections (15d+16d)				$33,524,100.19
18.	Interest Income from Collection Account				$673.54
19.	Simple Interest Advances				$0.00

20.	Available Collections (Ln17+18+19)				$33,524,773.73

Available Funds

21.	Available Collections		$33,524,773.73
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$33,524,773.73

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$833,333.34
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$833,333.34

	d.	Shortfall Amount (a + b - c)	$0.00

25.	Unreimbursed Servicer Advances		$0.00

26.	Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)
	a.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	b.	Amount Paid	$0.00

	c.	Shortfall Amount (a - b)	$0.00

27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$29,956.67
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$29,956.67

	e.	Class A-2 Monthly Interest	$161,333.33
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$161,333.33

	i.	Class A-3 Monthly Interest	$340,266.67
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$340,266.67

	m.	Class A-4 Monthly Interest	$171,462.22
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$171,462.22

28.	Priority Principal Distributable Amount		$0.00

29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$21,760.00
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$21,760.00

30.	Secondary Principal Distributable Amount		$0.00

31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$45,800.00
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$45,800.00

32.	Tertiary Principal Distributable Amount		$5,543,423.18

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$54,560.00
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$54,560.00

34.	Quaternary Principal Distributable Amount		$22,000,000.00

35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$29,201,895.41

36.	Reserve Account Deficiency		$0.00

37.	Regular Principal Distributable Amount		$5,834,739.46

38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00

39.	Additional Servicing Fees, if any		$0.00

40.	Remaining Unpaid Successor Servicer Indemnity Amounts and Transition Expenses, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$5,980,665.19
	b.	Total Daily Deposits of Principal Collections	$27,543,435.00
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$673.54

	e.	Total Deposits to Collection Account (sum a - d)	$33,524,773.73

42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$833,333.34
	b.	Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$32,691,440.39
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$0.00

	f.	Total Withdrawals from Collection Account (sum a - e)	$33,524,773.73

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$29,956.67
	b.	Class A-2 Interest Distribution	$161,333.33
	c.	Class A-3 Interest Distribution	$340,266.67
	d.	Class A-4 Interest Distribution	$171,462.22
	e.	Class B Interest Distribution	$21,760.00
	f.	Class C Interest Distribution	$45,800.00
	g.	Class D Interest Distribution	$54,560.00
	h.	Class A-1 Principal Distribution	$31,866,379.52
	i.	Class A-2 Principal Distribution	$0.00
	j.	Class A-3 Principal Distribution	$0.00
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$32,691,518.41

44.	Withdrawals
	a.	Class A-1 Distribution	$31,896,336.19
	b.	Class A-2 Distribution	$161,333.33
	c.	Class A-3 Distribution	$340,266.67
	d.	Class A-4 Distribution	$171,462.22
	e.	Class B Distribution	$21,760.00
	f.	Class C Distribution	$45,800.00
	g.	Class D Distribution	$54,560.00

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$32,691,518.41

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$0.00
	b.	Reserve Account surplus (Ln 55)	$0.00

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$0.00

46.	Withdrawals
	a.	Certificateholder Distribution	$0.00

	b.	Total Withdrawals from Certificate Payment Account	$0.00

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$2,500,000.03	$2,500,000.03
	b.	Note Balance	$968,133,620.48

48.	Required Reserve Account Amount		$2,500,000.03

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)			$2,500,000.03
50.	Investment Earnings			$78.02
51.	Reserve Account Draw Amount			$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)			$2,500,078.05
53.	Deposit from Available Funds (Ln 42d)			$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and		$78.02
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee		$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist			$0.00

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)			$2,500,000.03
57.	Reserve Account Deficiency (Ln48 - Ln56)			$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account			$0.00
59.	Amount to be paid to Servicer from the Collection Account			$833,333.34
60.	Amount to be deposited from the Collection Account into the Note Payment Account			$32,691,440.39
61.	Amount to be deposited from the Collection Account into the Certificate Payment Account			$0.00
62.	Amount to be deposited from the Collection Account into the Reserve Account			$0.00
63.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount		$78.02
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists		$0.00
64.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account			$31,896,336.19
65.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account			$161,333.33
66.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account			$340,266.67
67.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account			$171,462.22
68.	Amount to be paid to Class B Noteholders from the Note Payment Account			$21,760.00
69.	Amount to be paid to Class C Noteholders from the Note Payment Account			$45,800.00
70.	Amount to be paid to Class D Noteholders from the Note Payment Account			$54,560.00
71.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus			$0.00

Net Loss and Delinquency Activity

72.	Net Losses with respect to preceding Collection Period			$0.00
73.	Cumulative Net Losses			$0.00
74.	Cumulative Net Loss Percentage			0.0000%

			Number of Loans	Principal Balance
75.	Delinquency Analysis
	a.	31 to 60 days past due	300	$4,403,726.12
	b.	61 to 90 days past due	6	$133,018.41
	c.	91 or more days past due	0	$0.00

	d.	Total Past Due (sum a - c)	306	4,536,744.53

Servicer Covenant

76.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,319,291,000.00
77.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on September 09, 2014.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer